Related Party Transactions - Summary of Related Party Costs (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party costs, Incurred		$ 648,000	$ 1,479,254	$ 1,396,315
Related party costs, Paid		693,000	1,473,005	1,570,876
Due to affiliates		371,000	415,980	409,730
Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates		371,000	415,980	409,730
Transfer Agent fees
Related Party Transaction [Line Items]
Related party costs, Incurred		648,000	1,479,254	1,242,655
Related party costs, Paid		693,000	1,473,005	1,260,896
Transfer Agent fees | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates		$ 30,000	75,000	68,751
Transfer Agent expenses
Related Party Transaction [Line Items]
Related party costs, Incurred				100,000
Related party costs, Paid				100,000
Stockholder servicing fee
Related Party Transaction [Line Items]
Related party costs, Incurred	[1]			53,660
Related party costs, Paid	[1]			209,980
Other | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates			$ 340,980	$ 340,979

[1]	We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2022 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.